Summary of Significant Accounting Policies - 10K (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The consolidated financial statements and related disclosures are prepared in conformity with accounting principles generally accepted in the United States of America. Management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and revenue and expenses during the period reported. The most significant estimates include the variables used in the calculation of fair value of stock-based awards including options and warrants granted or issued by the Company; reported amounts of revenue; calculation of contingencies including estimating litigation accrual; and the realization of deferred tax assets. Estimates and assumptions are reviewed periodically and the effects of revisions are reflected in the financial statements in the period they are determined to be necessary. Actual results could differ from these estimates.

Cash, Cash Equivalents, and Short-term Investments and Marketable Securities, Policy	Cash Equivalents The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents.
Concentration of Credit Risk, Policy

Concentration of Credit Risk

The Company has cash in bank accounts that exceed the Federal Deposit Insurance Corporation insured limits. The Company has not experienced any losses on its cash accounts and no allowance has been provided for potential credit losses because management believes that any such losses would be minimal, if any.

As part of its chapter 11 case, on January 29, 2015, the Company established debtor-in-possession bank accounts “DIP Accounts” in accordance with the provisions of the Bankruptcy Code and transferred substantially all its cash into the DIP Accounts in February 2015.

Accounts Receivable, Policy

Accounts Receivable

Accounts receivable are recorded net of provisions for doubtful accounts. At December 31, 2015 and 2014, 100% of accounts receivables represented receivables from National Institutes of Health (“NIH”) and Biomedical Advanced Research and Development Authority (“BARDA”). An allowance for doubtful accounts is based on specific analysis of the receivables. At December 31, 2015 and 2014, the Company had no allowance for doubtful accounts.

Inventory, Policy

Inventory

Inventories are stated at the lower of cost or estimated realizable value. The Company capitalizes inventory costs associated with the Company’s products when, based on management’s judgment, future commercialization is considered probable and the future economic benefit is expected to be realized; otherwise, such costs are expensed as research and development. Inventory is evaluated for impairment periodically to identify inventory that may expire prior to expected sale or has a cost basis in excess of its estimated realizable value. If certain batches or units of product no longer meet quality specifications or become obsolete due to expiration, the Company records a charge to write down such unmarketable inventory to its estimated realizable value.

Property, Plant and Equipment, Policy

Property, Plant and Equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is provided on a straight-line method over the estimated useful lives of the various asset classes. The estimated useful lives are as follows: 5 years for laboratory equipment; 3 years for computer equipment; and 7 years for furniture and fixtures. Leasehold improvements are amortized over the shorter of the estimated useful lives of the assets or the lease term. Maintenance, repairs and minor replacements are charged to expense as incurred.

Liabilities Subject To Compromise, Policy

Liabilities Subject to Compromise

Liabilities subject to compromise is the Company’s estimate of known or potential pre-petition claims to be resolved in connection with its chapter 11 case. Such claims remain subject to future adjustments. Payment terms for liabilities subject to compromise are established as part of the Plan or Reorganization filed on December 15, 2015, as amended.

Revenue Recognition, Policy

Revenue Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable, collectability is reasonably assured, title and risk of loss have been transferred to the customer and there are no further contractual obligations.

Certain arrangements may provide for multiple deliverables, in which there may be a combination of: up-front licenses; research, development, regulatory or other services; and delivery of product. Multiple deliverable arrangements can be divided into separate units of accounting if the deliverables in the arrangement meet the following criteria: (i) the delivered item(s) have value to the customer on a standalone basis and (ii) in circumstances in which an arrangement includes a general right of return with respect to delivered items, then performance of the remaining deliverables must be considered probable and substantially in control of the Company. If multiple deliverables cannot be divided into separate units of accounting then the deliverables must be combined into a single unit of accounting.

Total consideration in a multiple deliverable arrangement is allocated to units of accounting on a relative fair value of selling price basis. Consideration allocated to a delivered item or unit of accounting is limited to the amount that is not contingent upon delivery of additional items.

Direct costs incurred by the Company and associated with the deferral of revenue for a unit of accounting will also be deferred and will be recognized as expenses over the same period that the related deferred revenue is recognized as revenue.

Subject to the above, payments for development activities are recognized as revenue when earned, over the period of effort. Funding for the acquisition of capital assets under cost-plus-fee contracts or grants is evaluated for appropriate recognition as a reduction to the cost of the asset, a financing arrangement, or revenue based on the specific terms of the related grant or contract.

For the years ended December 31, 2015, 2014, and 2013, revenues from NIH and BARDA were 100% of total revenues recognized by the Company.

Research and Development Expense, Policy

Research and Development

Research and development expenses include costs directly and indirectly attributable to the conduct of research and development programs, and performance of the BARDA Contract, including employee related costs, materials, supplies, depreciation on and maintenance of research equipment, the cost of services provided by outside contractors, including services related to the Company’s clinical trials and facility costs, such as rent, utilities, and general support services. All costs associated with research and development are expensed as incurred. Costs related to the acquisition of technology rights, for which development work is still in process, and that have no alternative future uses, are expensed as incurred.

Reorganization Items, Policy	Reorganization Items Costs directly attributable to the chapter 11 case and the implementation of the plan of reorganization are expensed as incurred as reorganization items.
Goodwill, Policy

Goodwill

The Company evaluates goodwill for impairment at least annually or as circumstances warrant. The impairment review process compares the fair value of the reporting unit in which goodwill resides to its carrying value. The Company operates as one business and one reporting unit. Therefore, the goodwill impairment analysis is performed on the basis of the Company as a whole, using the market capitalization of the Company as an estimate of its fair value.

Share-based Compensation, Policy

Share-based Compensation

Stock-based compensation expense for all share-based payment awards made to employees and directors is determined on the grant date; for options awards, fair value is estimated using the Black-Scholes model and for stock appreciation rights (“SARs”), fair value is estimated using the Monte Carlo method. The value of the portion of the award that is ultimately expected to vest is recorded as expense over the requisite service periods in the Company’s consolidated statement of operations.

These compensation costs are recognized net of an estimated forfeiture rate over the requisite service periods of the awards. Forfeitures are estimated on the date of the respective grant and revised if actual or expected forfeiture activity differs from original estimates.

Income Tax, Policy

Income Taxes

The Company recognizes income taxes utilizing the asset and liability method of accounting for income taxes. Under this method, deferred income taxes are recorded for temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities at enacted tax rates expected to be in effect for the years in which the differences are expected to reverse. A valuation allowance is established if it is more likely than not that some or the entire deferred tax asset will not be realized. The recognition of a valuation allowance for deferred taxes requires management to make estimates and judgments about the Company’s future profitability which are inherently uncertain.

Net Loss Per Share, Policy

Net Loss per Share

The objective of basic earnings per share (“EPS”) is to measure the performance of an entity over the reporting period by dividing income (loss) by the weighted average shares outstanding. The objective of diluted EPS is consistent with that of basic EPS, except that it also gives effect to all potentially dilutive common shares outstanding during the period.

The Company incurred losses for the years ended December 31, 2015, 2014 and 2013. For all periods presented, all equity instruments are excluded from the calculation of diluted earnings (loss) per share as the effect of such shares is anti-dilutive. The weighted average number of equity instruments excluded consist of:

	Year Ended December 31,
	2015	2014	2013
Stock Options	2,047,083	2,179,643	2,725,632
Stock-Settled Stock Appreciation Rights	368,331	388,325	439,056
Restricted Stock Units	700,265	1,206,534	981,645
Warrants	82,192	772,903	1,802,820

As discussed in Note 6, the appreciation of each SSAR was capped at a determined maximum value. As a result, the weighted average number shown in the table above for stock-settled stock appreciation rights reflects the weighted average maximum number of shares that could be issued.

Fair Value of Financial Instruments, Policy

Fair Value of Financial Instruments

The carrying value of cash and cash equivalents, accounts payable and accrued expenses approximates fair value due to the relatively short maturity of these instruments. Common stock warrants which are classified as liabilities are recorded at their fair market value as of each reporting period.

The measurement of fair value requires the use of techniques based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. The inputs create the following fair value hierarchy:

•	Level 1 – Quoted prices for identical instruments in active markets.
•	Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations where inputs are observable or where significant value drivers are observable.
•	Level 3 – Instruments where significant value drivers are unobservable to third parties.

The Company uses model-derived valuations where inputs are observable in active markets to determine the fair value of certain common stock warrants on a recurring basis and classify such liability classified warrants in Level 2. The Company utilizes the Black-Scholes model consisting of the following variables: (i) the closing price of SIGA’s common stock; (ii) the expected remaining life of the liability classified warrant; (iii) the expected volatility using a weighted-average of historical volatilities from a combination of SIGA and comparable companies; and (iv) the risk-free market rate.

As of December 31, 2014, the Company had $2.0 million outstanding, from a loan entered into on December 31, 2012 (see Note 7). The fair value of the loan, which is measured using Level 2 inputs, approximated book value at December 31, 2014.

For the years ended December 31, 2015 and 2014, SIGA did not hold any Level 3 securities.

There were no transfers between levels of the fair value hierarchy during 2015.

Legal Contingencies, Policy

Legal Contingencies

The Company is subject to certain contingencies arising in the ordinary course of business. The Company has been involved in litigation with PharmAthene, Inc. (see Note 13 ). The Company records accruals for these contingencies to the extent that a loss is both probable and reasonably estimable. If some amount within a range of loss appears to be a better estimate than any other amount within the range, that amount is accrued. Alternatively, when no amount within a range of loss appears to be a better estimate than any other amount, the lowest amount in the range is accrued. The Company expenses legal costs associated with loss contingencies as incurred. We record anticipated recoveries under existing insurance contracts when recovery is assured.

Segment Reporting, Policy

Segment Information

The Company is managed and operated as one business. The entire business is managed by a single management team that reports to the chief executive officer. The Company does not operate separate lines of business or separate business entities with respect to any of its product candidates. Accordingly, the Company does not prepare discrete financial information with respect to separate product areas or by location and only has one reportable segment.

Recent Accounting Pronouncements, Policy

Recent Accounting Pronouncements

On November 20, 2015, the FASB issued Accounting Standards Update 2015-17, Balance Sheet Classification of Deferred Taxes. Current GAAP requires the deferred taxes to be presented as a net current asset or liability and net noncurrent asset or liability. This requires a jurisdiction-by-jurisdiction analysis based on the classification of the assets and liabilities to which the underlying temporary differences relate, or, in the case of loss or credit carryforwards, based on the period in which the attribute is expected to be realized. Any valuation allowance is then required to be allocated on a pro rata basis, by jurisdiction, between current and noncurrent deferred tax assets. To simplify presentation, the new guidance requires that all deferred tax assets and liabilities, along with any related valuation allowance, be classified as noncurrent on the balance sheet. The guidance does not change the existing requirement that only permits offsetting within a jurisdiction – that is, companies are still prohibited from offsetting deferred tax liabilities from one jurisdiction against deferred tax assets of another jurisdiction. The new guidance will be effective for public business entities in fiscal years beginning after December 15, 2016, including interim periods within those years (i.e., in the first quarter of 2017 for calendar year-end companies). Early adoption is permitted, including for December 31, 2015. The guidance may be applied either prospectively, for all deferred tax assets and liabilities, or retrospectively (i.e., by reclassifying the comparative balance sheet). If applied prospectively, entities are required to include a statement that prior periods were not retrospectively adjusted. If applied retrospectively, entities are also required to include quantitative information about the effects of the change on prior periods. The Company early adopted this guidance retrospectively as of December 31, 2015. The impact of adoption of the guidance on the Company’s consolidated financial statements as of December 31, 2014 was a $5.7 million reclassification of current deferred tax assets to noncurrent deferred tax liabilities.

In July 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-11, Simplifying the Measurement of Inventory, which changes the measurement principle for inventory from the lower of cost or market to lower of cost and net realizable value. Inventory measured using last-in, first-out (LIFO) and the retail inventory method (RIM) are not impacted by the new guidance. The ASU only addresses the measurement of the inventory if its value declines or is impaired. Prior to the issuance of the standard, inventory was measured at the lower of cost or market (where market was defined as replacement cost, with a ceiling of net realizable value and floor of net realizable value less a normal profit margin). This necessitated obtaining three data points to determine market value. Replacing the concept of market with the single measurement of net realizable value is intended to create efficiencies. The ASU defines net realizable value as the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. This ASU is effective prospectively for annual periods beginning after December 15, 2016. Adoption of the ASU by the Company will not have an impact on its consolidated financial statements.

In August 2014, the FASB issued Accounting Standard Update (“ASU”) No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40) Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. This ASU requires management to assess whether there is substantial doubt about the entity’s ability to continue as a going concern and, if so, disclose that fact. Management will also be required to evaluate and disclose whether its plans alleviate that doubt. This ASU states that, when making this assessment, management should consider relevant conditions or events that are known or reasonably knowable on the date the financial statements are issued or available to be issued. This ASU is effective for annual periods ending after December 15, 2017 and interim periods thereafter, and early adoption is permitted. The Company is currently evaluating the impact of adoption on its consolidated financial statements.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606). ASU No. 2014-09 supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific revenue recognition guidance throughout the Industry Topics of the Accounting Standards Codification. Additionally, this update supersedes some cost guidance included in Subtopic 605-35, Revenue Recognition-Construction-Type and Production-Type Contracts. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. It is effective for the first interim period within annual reporting periods beginning after December 15, 2017, and early adoption is permitted for the first interim periods beginning after December 15, 2016. The Company is currently evaluating the impact of adoption on its consolidated financial statements.